Foreign Currency Amounts	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Foreign Currency Amounts
25.	FOREIGN CURRENCY AMOUNTS

		12/31/2018				12/31/2017	01/01/2017
	Total parent company and local branches	Total per currency
Item		US dollar	Euro	Real	Other	Total	Total
ASSETS
Cash and deposits in banks	42,745,328	42,491,761	175,662	18,635	59,270	31,078,498	39,421,169
Debt securities at fair value through profit or loss	388,276	388,276				75,093	23,562
Derivative instruments						833
Other financial assets	1,545,982	1,545,982				1,292,521	692,814
Loans and other financing	45,904,276	45,904,275				27,714,600	18,678,612
To the non financial government sector	80	80
Other financial institutions	480,324	480,324				258,550	174,737
From the non financial private sector and foreign residents	45,423,872	45,423,871				27,456,050	18,503,875
Other debt securities	1,217,229	1,217,229				1,613,657	3,530,927
Financial assets delivered as guarantee	929,442	926,839	2,603			364,623	182,371
Equity instruments at fair value through profit or loss	5,746	5,746				5,910	276,016
Investments in associates and joint ventures						1	144

TOTAL ASSETS	92,736,279	92,480,108	178,265	18,635	59,270	62,145,736	62,805,615

LIABILITIES
Deposits	71,357,886	71,357,861	25			45,992,520	42,930,419
Non financial government sector	2,295,035	2,295,035				5,798,026	1,570,179
Financial sector	100,200	100,200				67,762	51,540
Non financial private sector and foreign residents	68,962,651	68,962,626	25			40,126,732	41,308,700
Other financial liabilities	2,618,946	2,575,391	42,962		593	2,041,478	1,778,632
Financing from the Central Bank and other financial institutions	2,598,810	2,598,810				1,310,090	242,039
Issued corporate bonds							3,104,030
Subordinated corporate bonds	15,288,390	15,288,390				11,170,509	11,749,101
Other non financial liabilities	34,948	34,948				72,446	4,124

TOTAL LIABILITIES	91,898,980	91,855,400	42,987		593	60,587,043	59,808,345